Debt (Long-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Document Fiscal Year Focus	2014
Long - term debt
Long-term debt	$ 2,142	$ 2,311
Analysis of interest expense
Total interest expense	135	126	$ 128
Revolving Credit Facility [Member]
Long - term debt
Revolving credit facility	0	0
Seven Year Term Loan Facility [Member]
Long - term debt
Long term debt	$ 242	259
Maturity period of debt instrument	7 years
Analysis of interest expense
Total interest expense	$ 5	6	6
5.625% senior notes due 2015
Long - term debt
Long-term debt	$ 0	$ 148
Interest rate on debt	5.625%	5.625%
Analysis of interest expense
Total interest expense	$ 8	$ 12	12
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Long - term debt
Long-term debt	$ 0	4
Interest rate on debt	5.625%
4.125% senior notes due 2016 [Member]
Long - term debt
Long-term debt	$ 299	299
Interest rate on debt	4.125%
Analysis of interest expense
Total interest expense	$ 13	13	13
6.200% senior notes due 2017 [Member]
Long - term debt
Long-term debt	$ 394	$ 394
Interest rate on debt	6.20%	6.20%
Analysis of interest expense
Total interest expense	$ 25	$ 33	38
7.000% senior notes due 2019 [Member]
Long - term debt
Long-term debt	$ 187	$ 187
Interest rate on debt	7.00%	7.00%
Analysis of interest expense
Total interest expense	$ 14	$ 18	21
5.750% senior notes due 2021 [Member]
Long - term debt
Long-term debt	$ 497	496
Interest rate on debt	5.75%
4.625% Senior Notes Due 2023 [Member]
Long - term debt
Long-term debt	$ 249	$ 249
Interest rate on debt	4.625%	4.625%
Analysis of interest expense
Total interest expense	$ 11	$ 4	0
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Long - term debt
Long-term debt	$ 274	274
Interest rate on debt	6.125%
Analysis of interest expense
Total interest expense	$ 16	6	0
Term Loan Facility Expires Twenty Fifteen [Member]
Long - term debt
Long term debt	$ 0	1
Maturity period of debt instrument	3 years
Other [Member]
Analysis of interest expense
Total interest expense	$ 6	$ 3	$ 8